Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Allocation of net income/(loss)	$ (5,684,138)
Weighted-average shares outstanding | shares	2,842,785
Basic and diluted net income/(loss) per share | $ / shares	$ 0.51
Redeemable Preferred Stock [Member]
Allocation of net loss including accretion of temporary equity	$ (3,819,798)
Accretion of temporary equity to redemption value	5,262,944
Allocation of net income/(loss)	$ 1,443,146
Weighted-average shares outstanding | shares	2,842,785
Basic and diluted net income/(loss) per share | $ / shares	$ 0.51
Nonredeemable Preferred Stock [Member]
Allocation of net loss including accretion of temporary equity	$ (1,864,341)
Accretion of temporary equity to redemption value
Allocation of net income/(loss)	$ (1,864,341)
Weighted-average shares outstanding | shares	1,387,487
Basic and diluted net income/(loss) per share | $ / shares	$ (1.34)